INVENTORIES	9 Months Ended
Sep. 30, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES

	December 31,	September 30,
	2012(*)	2013
		Unaudited
Raw materials	$14,268	$13,421
Work in progress	2,633	404
Finished products	48,653	43,613

	$65,554	$57,438

(*) Reclassified

Finished products include products shipped to customers for which revenues were not recognized as of September 30, 2013. Such products amounted to $ 19,266 and $ 13,734 (unaudited) at December 31, 2012 and September 30, 2013, respectively.

Inventory write-off provision as of December 31, 2012 and September 30, 2013 amounted of $ 2,887 and $ 3,157 (unaudited), respectively.